BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
BASIC AND DILUTED NET LOSS PER SHARE
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 12:-BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Ordinary shareholders	$(8,367)	$(8,882)	$(27,271)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	33,815,448	40,274,935	40,534,697
Net loss per share attributable to ordinary shareholders, basic and diluted	(0.25)	(0.22)	(0.67)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2019	2020	2021
Convertible preferred shares	7,229,885	13,739,186	13,739,186
Outstanding share options	4,371,668	4,724,414	6,046,769
RSU	—	—	1,031,250
Warrant to Preferred A shares	3,614,960	3,880,777	3,880,777
Warrants	8,436,578	651,067	651,067
	23,653,091	22,995,444	25,349,049